UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1636 Logan Street
Denver, Colorado 80203
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April 30, 2017


American Growth Fund, Inc.
1636 Logan Street
Denver, CO 80203
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 1
April 30, 2017
(unaudited)

                                             			Market
Common Stocks 99.84%				Shares          Value


Diversified Co. 11.43%

Chemed Corp	                                 4,807	      	968,034
General Electric Co	                        23,381	        677,815
Honeywell Intl Inc.	                         2,473	        324,309
		                                -----------------------
                                                              1,970,158

Machinery 9.13%

Middleby Corp*	                                 8,007	      1,089,993
Flowserve Corp	                                 9,506	        483,570
		                                -----------------------
                                                              1,573,563

Biotechnology 7.36%

Amgen Inc.	                                 5,415 	        884,378
Biogen, Inc. *					   708          192,017
Novo Nordisk A/S				 3,574		138,242
Bioverativ Inc.	*				   913		 53,693
		                                -----------------------
                                                              1,268,330

Semiconductor Cap. Equip. 6.85%

Teradyne Inc. 	                                33,481 	      1,180,875
		                                -----------------------
                                                              1,180,875

Computer Software & Svcs 6.73%

Fair, Isaac Corp.	                         8,562 	      1,159,980
		                                -----------------------
                                                              1,159,980

Entertainment 6.50%

Time Warner, Inc.	                        11,294 	      1,121,155
		                                -----------------------
                                                              1,121,155

Cable TV  6.42%

Charter Communications, Inc.                     3,205 	      1,106,238
		                                -----------------------
                                                              1,106,238

Phamacy Services 5.32%

Walgreens Boot Alliance, Inc.	                10,601 	        917,411
		                                -----------------------
                                                                917,411

Insurance (Life) 4.74%

Lincoln Natl Corp. 	                        12,401 	        817,598
		                                -----------------------
                                                                817,598

Computer & Peripherals 4.36%

Cisco	                                        22,053 	        751,346
		                                -----------------------
                                                                751,346

Railroad 3.03%

Kansas City Southern 	                         5,792 	        521,685
		                                -----------------------
                                                                521,685

Environmental 2.96%

Waste Management	                         7,012	        510,333
		                                -----------------------
                                                                510,333

Drug 2.91%

Bristol Myers 	                                 5,256 	        249,599
Johnson and Johnson				 1,678	        207,182
		                                -----------------------
                                                                501,781

Semiconductor 2.84%

Intel Corp.	                                13,562 	        490,266
		                                -----------------------
                                                                490,266

Insurance Industry (Foreign) 2.75%

AXA ADS.*	                                17,851 	        475,051
		                                -----------------------
                                                                475,051

Oilfield Svcs/Equip. 2.43%

Schlumberger	                                 3,532	        256,388
RPC Inc.	                                 8,991	        163,366
			                        -----------------------
                                                                419,754

Online Media 2.14%

Facebook Inc.*	                           	 1,251	        187,963
Alphabet Inc.*	                                   196	        181,206
                                                -----------------------
                                                                369,169
Chemicals 1.81%

NewMarket Corp	                         	   371 	        174,630
Balchem Corp	                         	 1,699 	        137,891
		                                -----------------------
                                                                312,521

Retail Store 1.77%

Dollar Tree Inc. *	                         3,697 	        306,001
		                                -----------------------
                                                                306,001

Computer Hardware  1.53%

Apple, Inc.					 1,838		264,029
						-----------------------
								264,029

Application Software  1.07%

Microsoft Corporation	                         2,689	        184,089
                                                -----------------------
                                                                184,089

Resturants  1.01%

Starbucks Corporation                            2,892	        173,693
                                                -----------------------
                                                                173,693

Farm and Construction Machinery 0.84%

Caterpillar Inc.	                         1,423	        145,516
                                                -----------------------
                                                                145,516

Home Improvement Stores  0.81%

Home Depot, Inc. (The)	                           892	        139,241
                                                -----------------------
                                                                139,241

Specialty Retail  0.69%

Auto Zone, Inc. *	                           172	        119,057
                                                -----------------------
                                                                119,057

Banks 0.69%

Wells Fargo & Company                            2,198	        118,340
                                                -----------------------
                                                                118,340

Steel 0.61%

Nucoz Corporation                            	 1,720	        105,488
                                                -----------------------
                                                                105,488

Insurance - Property and Casulity 0.38%

Selective Insurance Group                        1,250	         66,000
                                                -----------------------
                                                                 66,000

Retail - Defensive 0.32%

Target Corporation                            	 1,000	         55,850
                                                -----------------------
                                                                 55,850

Insurance - Specialty 0.21%

Maiden Holdings LTD                              2,990	         36,926
                                                -----------------------
                                                                 36,926

Business Services 0.20%

Paychex Inc.                                       585	         34,679
                                                -----------------------
                                                                 34,679



Total Value Common Stocks (cost 8,733,061)       99.84%	     17,216,123


Cash and Recevable, less liabilities	          0.16           27,629
                                                 ----------------------

Total Net Assets	                        100.00%	     17,243,752
		                                =======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities        8,605,068
Gross Unrealized depreciation on investment securities	       (127,006)
                                                          -------------
Net  Unrealized depreciation on investment securities	      8,483,062
Cost of investment securities for federal income tax
purposes                                                      8,733,061

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund's assets carried at fair value:
Equity           Level 1      Level 2      Level 3      Total
Common Stock     $17,216,123  $0           $0           $17,216,123

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ITEM 2 - Controls and Procedures


The Registrant's Principal Executive Officer/Principal Financial
Officer has concluded, based on his evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)) is attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Timothy E. Taggart
	President
	Chief Financial Officer
	06/15/2017